CAPITAL STOCK - Assumptions used in Valuation of Pre-merger Black and Decker Stock Options (Detail) (Stock options, USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected volatility	35.00%	35.60%	38.40%
Dividend yield	2.50%	2.80%	2.50%
Risk-free interest rate	1.60%	0.80%	1.10%
Expected term	5 years 3 months 18 days	5 years 6 months	5 years 6 months
Fair value per option	$ 20.70	$ 17.47	$ 18.29